Personnel Costs (Details) - Schedule of Personnel Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
The number of employees at the end of the year was:
Laboratory operations	$ 79	$ 67	$ 42
R&D staff	31	19	14
S&M staff	106	101	71
G&A staff	84	71	64
Total number of employees	300	258	191
Their aggregate remuneration comprised:
Wages and salaries	31,388	23,066	18,150
Social security costs	2,682	1,684	1,257
Pension costs	1,153	724	594
Health insurance expenses	5,058	3,167	2,324
Share-based compensation	665	867	1,222
Other costs	883	1,010	813
Total personnel costs	$ 41,829	$ 30,518	$ 24,360